Fair Value of Secured Notes (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Secured Notes, Carrying Amount	$ 261.0	$ 290.0	$ 290.0
Secured Notes, Fair Value	$ 289.4	$ 316.5	$ 299.4